Lease Arrangements-Charteres Out, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Arrangements [Abstract]
2013	$ 118,918
2014	57,960
2015	27,446
2016	22,056
2017	22,958
Thereafter	175,652
Total	$ 424,990